BORROWINGS - Weighted Average Interest Rate (Details) - Interest on non-recourse borrowings - Weighted average	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Annual rate	6.00%	6.00%
Brazilian electricity transmission operation
Disclosure of detailed information about borrowings [line items]
Annual rate	5.00%
Utilities
Disclosure of detailed information about borrowings [line items]
Annual rate	7.00%	7.00%
Transport
Disclosure of detailed information about borrowings [line items]
Annual rate	6.00%	5.00%
Midstream
Disclosure of detailed information about borrowings [line items]
Annual rate	5.00%	6.00%
Data
Disclosure of detailed information about borrowings [line items]
Annual rate	6.00%	6.00%